Investments, All Other Investments	12 Months Ended
Dec. 31, 2021
Investments, All Other Investments [Abstract]
Investment	Investments
Filecoiner Common Stock
In October 2021, the Company purchased 1,500,000 shares of common stock of Filecoiner, a private corporation, at a price equal to $4.00 per share and was recorded at cost. As of December 31, 2021, the Filecoiner common stock held by the Company was recorded on a cost basis or $6.0 million.
Filecoiner Preferred Stock
In October 2021, the Company received 8,000 shares of Series B preferred stock of Filecoiner (“Filecoiner Series B Preferred Stock”) for consideration for the sale of its SnapServer® product line to Filecoiner. The preferred shares have a liquidation preference of $1,000 per share, do not accrue dividends nor have voting rights. Filecoiner will use 1.5% of its annual gross revenue to redeem any outstanding shares of Filecoiner Series B Preferred Stock. This amount will be paid to the holder of the Filecoiner Series B Preferred Stock within 15 days of the completion of Filecoiner's annual 12/31 audited financial statements. During any 12-calendar month period, 25% of the shares of Series B Preferred Stock shall be convertible at the option of the holder thereof at any time into a number of shares of common stock determined by dividing (i) the original issue price by (ii) the conversion price then in effect. The initial conversion price for the Series B Preferred Stock is equal to $8.00 per share. The conversion price from time to time in effect is subject to adjustment as hereinafter defined in the Filecoiner acquisition agreement. The fair value of the Filecoiner Series B Preferred Stock was estimated using a Monte Carlo simulation with the following inputs: discount rate of 40%, risk-free rate of 1.05%, cost of debt of 7.48%, together with a capital option pricing model using the following inputs: volatility of 146% and risk-free rate of 1.05%. As of December 31, 2021, the fair value of the Filecoiner Series B Preferred Stock held by the Company was $6.4 million.
Special Purpose Acquisition Company
In April 2021, the Company sponsored a special purpose acquisition company (“SPAC”), Minority Equality Opportunities Acquisition Inc. (“MEOA”), through the Company’s wholly owned subsidiary, Minority Equality Opportunities Acquisition Sponsor, LLC (“SPAC Sponsor”). MEOA’s purpose is to focus initially on transactions with companies that are minority owned businesses. In April 2021, SPAC Sponsor paid $25,000 of deferred offering costs on behalf of MEOA in exchange for 2,875,000 shares of MEOA’s Class B common stock (the “Founder Shares”) and is recorded on a cost basis as of December 31, 2021.
In August 2021, SPAC Sponsor participated in the private sale of an aggregate of 5,395,000 Warrants (the “Private Placement Warrants”) at a purchase price of $1.00 per Private Placement Warrant. The SPAC Sponsor paid $5.4 million to MEOA, which included $1.0 million from an investor participating in SPAC Sponsor and is included in other non-current liabilities. The Private Placement Warrants are not transferable, assignable or saleable until 30 days after MEOA completes a business combination, which is required to be completed within 12 months from the closing of the initial public offering (“IPO”) (or 21 months from the closing of the IPO if MEOA extends the period of time to consummate a business combination). MEOA’s IPO was completed on August 30, 2021. As of December 31, 2021, the Private Placement Warrants held by the Company are recorded on a cost basis.
Silicon Valley Technology Partners Preferred Shares
In November 2018, in connection with the divestiture of Overland, the Company received 1,879,699 SVTP Preferred Shares with a fair value of $2.1 million. The fair value of this investment was estimated using discounted cash flows. The Company concluded it does not have a significant influence over the investee.
There were no known identified events or changes in circumstances that may have a significant adverse effect on the fair value of the Company’s investments at December 31, 2021.